Capital And Reserves - Additional Information (Detail)									2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 18, 2021 EUR (€)	Mar. 24, 2021 EUR (€) € / shares shares	Mar. 23, 2021 EUR (€) shares	Jan. 04, 2021 EUR (€) shares	Oct. 13, 2020 € / shares shares	Oct. 12, 2020 EUR (€) shares € / shares	Jan. 29, 2020 EUR (€) vehicles € / shares shares	Oct. 04, 2019 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Jun. 18, 2021 $ / shares shares	Mar. 24, 2021 $ / shares	Oct. 27, 2020 € / shares	Oct. 08, 2020 € / shares shares	Dec. 30, 2019 shares	Dec. 31, 2018 EUR (€)
Capital And Reserves [Line Items]
Eligibility amount for acquisition or disposal								€ 10,000,000.00
Annual revenue percentage								2.00%
Treasury shares									€ 9,377,000				€ 9,377,000	€ 0
Increase in share capital of group											€ 53,384,000	€ 10,058,000	160,557,000	250,909,000
Share premium									288,539,000	€ 4,896,892,000	4,896,892,000		288,539,000	139,752,000
Increase (decrease) through exercise of warrants, equity											4,783,334,000
Other reserves									51,425,000	(2,825,443,000)	(2,825,443,000)		51,425,000	7,035,000
Issued capital									239,103,000	62,043,000	62,043,000		239,103,000	227,333,000
Computershare Trustees (Jersey) Limited [Member]
Capital And Reserves [Line Items]
Share premium			€ 170,454,000,000
Issued capital [member]
Capital And Reserves [Line Items]
Increase in share capital of group	€ 57,477,100									61,099,674		€ 734,000	11,770,000	7,333,000
Cancellation of share capital											(30,000)
Equity Reserve [Member]
Capital And Reserves [Line Items]
Other reserves										12,652,790,000	12,652,790,000				€ 27,422,000,000
Public Warrants [Member]
Capital And Reserves [Line Items]
Exercise Price of Warrants or Rights | $ / shares																$ 11.50
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																1
Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Increase in share capital of group				€ 4,265,114.40
Share premium				256,234,886.99
Ordinary Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			37,508,277
Increase in share capital of group			€ 49,118,385.60
Ordinary Exchange New Shares [Member] | Computershare Trustees (Jersey) Limited [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			6,972,424
Share premium			€ 58,077,300.30
Merger New Shares [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares		€ 0.10
Number of shares issued | shares		72,322,267
Share premium		€ 609,645,679.84
Top of range [member] | Merger New Shares [Member]
Capital And Reserves [Line Items]
Cancellation of share capital		60,615,726.70
Bottom of range [member] | Merger New Shares [Member]
Capital And Reserves [Line Items]
Cancellation of share capital		€ 7,232,226.70
Share premium [member]
Capital And Reserves [Line Items]
Contribution towards share premium						€ 148,730,000								150,909,000
Contribution in cash														81,911,000
Contribution in kind														68,998,000
Additional capital contribution in cash						€ 92,667,000
Share premium										60,466,609,000	60,466,609,000				56,880,982,000
Share premium [member] | Equity Reserve [Member]
Capital And Reserves [Line Items]
Other reserves										€ 29,164,102,000	29,164,102,000
Arrival Luxembourg S a r l [Member]
Capital And Reserves [Line Items]
Cancellation of share capital			€ 30,000.00
Arrival Luxembourg S a r l [Member] | Ordinary Exchange New Shares [Member]
Capital And Reserves [Line Items]
Cancellation of share capital shares | shares			300,000
Kinetik [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares																			€ 0.25
shares contributed by associates | shares																			50,000,000
Black Rock Funds [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				98,854,534
WCPF II [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				49,181,362
Computer Share Trustees Limited [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares					€ 0.25
Number of shares issued | shares			12,491,723
Number of shares transferred | shares					12,491,723
Arrival Group [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares																		€ 0.10
Increase in share capital of group									30,000		€ (239,103,000)
Issued capital									30,000				€ 30,000
Arrival Group [Member] | Issued capital [member]
Capital And Reserves [Line Items]
Increase in share capital of group									€ 30,000
Arrival Group [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Increase in share capital of group				4,265,114.40
Share premium				256,234,886.99
Arrival Group [Member] | Ordinary Exchange New Shares [Member]
Capital And Reserves [Line Items]
Increase in share capital of group				49,118,385.60
Share premium			€ 4,033,273,470.30
Arrival Group [Member] | Ordinary Exchange New Shares [Member] | Computershare Trustees (Jersey) Limited [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			6,972,424
Share premium			€ 58,077,300.30
Arrival Group [Member] | Merger New Shares [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares		€ 0.10
Number of shares issued | shares		72,322,267
Arrival Group [Member] | Luxembourg law [Member]
Capital And Reserves [Line Items]
Aggregate reserve to be maintained untill it reaches percentage of subscribed capital									10.00%				10.00%
Arrival Group [Member] | Luxembourg law [Member] | Top of range [member]
Capital And Reserves [Line Items]
Percentage of reserve to be allocated not less than to its statutory net profits to a non distributable legal reserve									5.00%				5.00%
UPS [Member]
Capital And Reserves [Line Items]
Subscription price							€ 10,000,000.00
Number of electric vehicles | vehicles							10,000
RSP Participants [Member]
Capital And Reserves [Line Items]
Number of shares acquired | shares						12,491,723
Business consideration for the acquisition						€ 42,585,408.29
Hyundai Motor Company [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				78,690,176
Kia Motors Corporation [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				19,672,543
United Parcel Service General Services Co [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				9,836,272
CIIG Merger Corp [Member] | Merger New Shares [Member]
Capital And Reserves [Line Items]
Share premium		€ 602,413,453.14
Preferred Share A [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares						€ 0.25	€ 0.25
Amount of share capital							€ 227,333,335.25
Share capital amount after increase							€ 228,066,668.75
Preferred Share A [Member] | Share premium [member]
Capital And Reserves [Line Items]
Number of shares issued | shares						11,481,274	2,933,334
Preferred Share A [Member] | Black Rock Funds [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares						€ 0.25
Number of shares issued | shares						17,998,734
Subscription price						€ 100,500,000.48
Preferred Share A [Member] | WCPF II [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares						€ 0.25
Number of shares issued | shares						14,666,671
Subscription price						€ 50,000,001.44
Ordinary shares [member]
Capital And Reserves [Line Items]
Number of shares issued | shares			37,508,277							2,048,117	2,048,117
Increase in share capital of group			€ 49,118,386,000								€ 49,119,000
Share premium				€ 4,091,350,771						€ 204,812,000	204,812,000
Issued capital									€ 220,000,000	626,478,000	626,478,000		€ 220,000,000	220,000,000	596,118,000						€ 16,000
Ordinary shares [member] | Public Warrants [Member]
Capital And Reserves [Line Items]
Issued capital										€ 6,264,773,000	6,264,773,000				€ 5,961,184,000
Ordinary shares [member] | Ordinary Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium			€ 4,033,273,470.30
Ordinary shares [member] | Arrival Luxembourg S a r l [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			20,935,750
Share premium			€ 174,385,815
Ordinary shares [member] | Kinetik [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			463,275,682
Share premium			€ 3,858,887,656
Ordinary shares [member] | Kinetik [Member] | Ordinary Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			830,000,000
Ordinary shares [member] | Black Rock Funds [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				16,454,664
Ordinary shares [member] | WCPF II [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				8,186,400
Ordinary shares [member] | Computer Share Trustees Limited [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares			6,972,424
Share premium			€ 58,077,300
Ordinary shares [member] | Arrival Group [Member]
Capital And Reserves [Line Items]
Increase in share capital of group									30,000		(220,000,000)
Issued capital									30,000				30,000
Ordinary shares [member] | Hyundai Motor Company [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				13,098,240
Ordinary shares [member] | Kia Motors Corporation [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				3,274,560
Ordinary shares [member] | United Parcel Service General Services Co [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				1,637,280
Preference shares [member]
Capital And Reserves [Line Items]
Increase in share capital of group											4,265,000		11,770,000	7,333,000
Issued capital									€ 19,103,000				€ 19,103,000	€ 7,333,000							€ 0
Preference shares [member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Share premium				€ 260,500,001.39
Preference shares [member] | Black Rock Funds [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				29,480,008
Preference shares [member] | WCPF II [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				14,666,671
Preference shares [member] | Arrival Group [Member]
Capital And Reserves [Line Items]
Increase in share capital of group											€ (19,103,000)
Preference shares [member] | Hyundai Motor Company [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				23,466,673
Preference shares [member] | Kia Motors Corporation [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				5,866,668
Preference shares [member] | United Parcel Service General Services Co [Member] | Preferred Exchange New Shares [Member]
Capital And Reserves [Line Items]
Number of shares issued | shares				2,933,334
Class A Common Stock [Member] | CIIG Merger Corp [Member] | Merger New Shares [Member]
Capital And Reserves [Line Items]
Par value per share | $ / shares																	$ 0.0001
Before Extra Ordinary General Meeting [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares								€ 1.00
Number of shares conversion | shares								16,000
Conversion price ratio								1.00
After Extra Ordinary General Meeting [Member]
Capital And Reserves [Line Items]
Par value per share | € / shares								€ 0.25
Reduced par value per share | € / shares								€ 0.25						€ 0.25
Number of shares conversion | shares								64,000
Convesrion price per share | € / shares								€ 0.25
Increase in share capital amount								€ 219,984,000.00						€ 7,333,335.25
Number of shares issued | shares								879,936,000.00												29,333,341